SUPPLEMENT TO THE PROSPECTUS

Target/United Funds, Inc.

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders held June 22, 1999, shareholders of each series (each, a "Portfolio") of Target/United Funds, Inc. approved a proposal to change the investment management fee for their Portfolio. Effective June 30, 1999, the management fees are:

for Asset Strategy Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for Balanced Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for Bond Portfolio, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion;

for Growth Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for High Income Portfolio, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion;

for Income Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for International Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion;

for Limited-Term Bond Portfolio, 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion;

for Money Market Portfolio, 0.40% of net assets;

for Science & Technology Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion; and

for Small Cap Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective June 30, 1999, James D. Wineland is primarily responsible for the management of the Income Portfolio.

To be attached to the cover page of the Prospectus of Target/United Funds, Inc. dated May 1, 1999.

This Supplement is dated June 30, 1999.

U-1200, Ed. 6/99